Reconciliations of Segment Information to Consolidated Totals (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Loss from operations		$ (19,995)	$ (13,473)	$ (38,487)
Share-based compensation		65	21	219
Impairment loss on property, plant and equipment		60	28
Impairment loss on intangible assets		5	115	13,251
Impairment loss on prepaid licensing and royalty fees		4,187	1,259	2,752
Interest income		333	682	238
Interest expense		182	243	49
Gain on sales of marketable securities		19,939	8,621	1,739
Foreign exchange gain (loss)		(397)	(556)	45
Gain (loss) on equity method investments - net		(600)	(531)	526
Impairment loss on marketable securities and investments		1,290
Depreciation		294	306	408
Amortization		245	1,211	1,907
Income tax expense (benefit)		(414)	(73)	61
Reportable Segment
Segment Reporting Information [Line Items]
Loss from operations		(13,975)	(10,149)	(34,895)
Share-based compensation		(17)	100	(156)
Impairment loss on property, plant and equipment		60	28
Impairment loss on intangible assets		5	115	13,251
Impairment loss on prepaid licensing and royalty fees		4,187	1,259	2,752
Interest income		12	31	9
Interest expense		129	243	8
Gain on sales of marketable securities		19,939	8,792	1,739
Foreign exchange gain (loss)		(145)	(306)	236
Gain (loss) on equity method investments - net		(600)	(531)	526
Impairment loss on marketable securities and investments		1,290
Depreciation		273	267	344
Amortization		244	1,195	1,904
Income tax expense (benefit)		(14)	(92)	228
Adjustment
Segment Reporting Information [Line Items]
Loss from operations	[1]	(6,020)	(3,324)	(3,592)
Share-based compensation	[1]	82	(79)	375
Interest income	[1]	321	651	229
Interest expense	[1]	53		41
Gain on sales of marketable securities	[1]		(171)
Foreign exchange gain (loss)	[1]	(252)	(250)	(191)
Depreciation	[1]	21	39	64
Amortization	[1]	1	16	3
Income tax expense (benefit)	[1]	$ (400)	$ 19	$ (167)

[1]	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. As of December 31, 2013, 2014 and 2015, the compensation related was approximately $2.1 million, $1.7 million and $1.3 million, respectively; professional fees was approximately $125 thousand, $174 thousand and $587 thousand, respectively.